Shareholder Fees	Nov. 01, 2021 USD ($)
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Shareholder Fees:
Shareholder Fee, Other